Insurance - Short-duration Insurance Contracts, Schedule of Historical Claims Duration (Details) - Financial Guarantee Insurance Product Line [Member] - OneMain Holdings, LLC [Member]	Dec. 31, 2016
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year One	54.70%
Year Two	29.70%
Year Three	8.50%
Year Four	4.40%
Year Five	2.20%